Document and Entity Information	9 Months Ended
Feb. 28, 2013
Document and Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Feb 28, 2013
Entity Registrant Name	ShopEye, Inc.
Entity Central Index Key	0001525896
Entity Filer Category	Smaller Reporting Company

Balance Sheets (USD $)	Feb. 28, 2013	May 31, 2012	May 31, 2011
CURRENT ASSETS
Cash and cash equivalents	$ 2,692	$ 1,916	$ 9,000
Total current assets	2,692	1,916	9,000
TOTAL ASSETS	2,692	1,916	9,000
CURRENT LIABILITIES
Accounts payable and Accrued liabilities	3,769	3,500	3,600
Accrued interest	88
Note payable	3,000
Total liabilities	6,857	3,500	3,600
STOCKHOLDERS' EQUITY (DEFICIENCY)
Preferred Stock: 20,000,000 shares authorized, $0.0001 par value. 0 shares Issued and outstanding.
Common Stock: 480,000,000 shares authorized, $0.0001 par value. 9,650,000, 9,350,000 and 9,000,000 shares issued and outstanding at February 28, 2013, May 31, 2012 and 2011, respectively.	965	935	900
Additional paid-in capital	14,535	11,565	8,100
Deficit accumulated during the development stage	(19,665)	(14,084)	(3,600)
Total Stockholders' Equity (Deficiency)	(4,165)	(1,584)	5,400
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 2,692	$ 1,916	$ 9,000

Balance Sheets (Parenthetical) (USD $)	Feb. 28, 2013	May 31, 2012	May 31, 2011
Balance Sheets [Abstract]
Preferred Stock, shares authorized	20,000,000	20,000,000	20,000,000
Preferred Stock, par value per share	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, shares issued
Preferred Stock, shares outstanding
Common Stock, shares authorized	480,000,000	480,000,000	480,000,000
Common Stock, par value per share	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, shares issued	9,650,000	9,350,000	9,000,000
Common Stock, shares outstanding	9,650,000	9,350,000	9,000,000

Statement of Operations (USD $)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended	13 Months Ended	22 Months Ended
	May 31, 2011	Feb. 28, 2013	Feb. 28, 2012	Feb. 28, 2013	Feb. 28, 2012	May 31, 2012	May 31, 2012	Feb. 28, 2013
Statement of Operations [Abstract]
REVENUES
EXPENSES
General and Administrative	100	1,006	1,946	3,631	2,828	3,998	4,098	7,729
Professional Fees	3,500	650	565	1,950	2,386	6,486	9,986	11,936
Total Expenses	3,600	1,656	2,511	5,581	5,214	10,484	14,084	19,665
Loss Before Income Taxes	(3,600)	(1,656)	(2,511)	(5,581)	(5,214)	(10,484)	(14,084)	(19,665)
Provision for Income Taxes
Net Loss	$ (3,600)	$ (1,656)	$ (2,511)	$ (5,581)	$ (5,214)	$ (10,484)	$ (14,084)	$ (19,665)
PER SHARE DATA:
Basic and diluted loss per common share
Basic and diluted weighted Average Common shares outstanding	9,000,000	9,650,000	9,000,000	9,481,868	9,000,000	9,029,726	9,028,780

Statement of Stockholders' Equity (Deficiency) (USD $)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Deficit Accumulated During the Development Stage [Member]
Balance at May. 10, 2011
Balance, shares at May. 10, 2011
Common shares issued to Founder for cash at $0.001 per share (par value $0.0001) on May 11, 2011	9,000	900	8,100
Common shares issued to Founder for cash at $0.001 per share (par value $0.0001) on May 11, 2011, shares	9,000,000	9,000,000
Net Loss	(3,600)			(3,600)
Balance at May. 31, 2011	5,400	900	8,100	(3,600)
Balance, shares at May. 31, 2011	9,000,000	9,000,000
Common shares issued for cash at $0.01 per share (par value $0.0001) on May 1, 2012	3,500	35	3,465
Common shares issued for cash at $0.01 per share (par value $0.0001) on May 1, 2012, shares		350,000
Net Loss	(10,484)			(10,484)
Balance at May. 31, 2012	$ (1,584)	$ 935	$ 11,565	$ (14,084)
Balance, shares at May. 31, 2012	9,350,000	9,350,000

Statement of Stockholders' Equity (Deficiency) (Parenthetical) (USD $)	1 Months Ended
	May 31, 2012	May 31, 2011
Statement of Stockholders' Equity (Deficiency) [Abstract]
Common stock issued, per share	$ 0.01	$ 0.01
Common Stock, par value per share	$ 0.0001	$ 0.0001

Statement of Cash Flows (USD $)	1 Months Ended	9 Months Ended		12 Months Ended	13 Months Ended	22 Months Ended
	May 31, 2011	Feb. 28, 2013	Feb. 28, 2012	May 31, 2012	May 31, 2012	Feb. 28, 2013
OPERATING ACTIVITIES
Net Loss	$ (3,600)	$ (5,581)	$ (5,214)	$ (10,484)	$ (14,084)	$ (19,665)
Changes in Operating Assets and Liabilities:
Increase (decrease) accounts payable and accrued liabilities	3,600	269	(3,600)	(100)	3,500	3,769
Accounts receivable
Net cash used in operating activities		(5,312)	(8,814)	(10,584)	(10,584)	(15,896)
FINANCING ACTIVITIES
Notes payable		3,000				3,000
Interest payable		88				88
Common stock issued for cash	9,000	3,000		3,500	12,500	15,500
Net cash provided by financing activities	9,000	6,088		3,500	12,500	18,588
INCREASE IN CASH AND CASH EQUIVALENTS	9,000	776	(8,814)	(7,084)	1,916	2,692
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	0	1,916	9,000	9,000	0	0
CASH AND CASH EQUIVALENTS AT END OF PERIOD	9,000	2,692	186	1,916	1,916	2,692
Supplemental Cash Flow Disclosures:
Cash paid for Interest expense
Cash paid for Income taxes

GENERAL ORGANIZATION AND BUSINESS	9 Months Ended	12 Months Ended
	Feb. 28, 2013	May 31, 2012
GENERAL ORGANIZATION AND BUSINESS [Abstract]
GENERAL ORGANIZATION AND BUSINESS

NOTE 1.  GENERAL ORGANIZATION AND BUSINESS

ShopEye, Inc. (the "Company") is a development stage company, incorporated in the State of Florida on May 11, 2011 with the goal to provide retailers the ability to provide a consumer application with consolidated real-time in store product information. The Company plans to develop the application to provide product information, coupons, ratings, and opinions to enhance the shopping experience.

The Company's management has chosen May 31 for its fiscal year end.

NOTE 1.	GENERAL ORGANIZATION AND BUSINESS

ShopEye, Inc. (the "Company") is a development stage company, incorporated in the State of Florida on May 11, 2011. ShopEye, Inc. with the goal to provide retailers the ability to provide a consumer application with consolidated real-time in store product information. The Company plans to develop the application to provide product information, coupons, ratings, and opinions to enhance the shopping experience.

SUMMARY OF SIGNIFICANT ACCOUNTING PRACTICES	9 Months Ended	12 Months Ended
	Feb. 28, 2013	May 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING PRACTICES [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING PRACTICES

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING PRACTICES

Basis of Presentation

The accompanying financial statements have been prepared in accordance with United States generally accepted accounting principles (US GAAP) for interim financial information and in accordance with professional standards promulgated by the Public Company Accounting Oversight Board (PCAOB). They reflect all adjustments which are, in the opinion of management, necessary for a fair presentation of the financial position and operating results for the three and nine months ended February 28, 2013, respectively along with the period May 11, 2011 (date of inception) to February 28, 2013.

These financial statements should be read in conjunction with the financial statements and notes thereto for the year ended May 31, 2012 included in the Company's 10-K. The financial data for the nine month period presented may not necessarily reflect the results to be anticipated for the complete year ended May 31, 2013.

Accounting Basis

The Company is currently a development stage company reporting under the provisions of Accounting Standards Codification ("ASC") 915, Development Stage Entity. These financial statements are prepared on the accrual basis of accounting in conformity with accounting principles generally accepted in the United States of America.

Cash and Cash Equivalents

Cash and cash equivalents are reported in the balance sheet at cost, which approximates fair value. For the purpose of the financial statements cash equivalents include all highly liquid investments with maturity of three months or less.

Fair Value of Financial Instruments

The fair value of cash and cash equivalents and accounts payable approximates the carrying amount of these financial instruments due to their short maturity.

Earnings (Loss) per Share

The Company adopted ASC 260, Earnings per Share. Basic earnings (loss) per share are calculated by dividing the Company's net income available to common shareholders by the weighted average number of common shares outstanding during the year. The diluted earnings (loss) per share are calculated by dividing the Company's net income (loss) available to common shareholders by the diluted weighted average number of shares outstanding for the period. The diluted weighted average number of shares outstanding is the basic weighted number of shares adjusted as of the first of the year for any potentially dilutive debt or equity. There are no diluted shares outstanding.

Dividends

The Company has not adopted any policy regarding payment of dividends. No dividends have been paid during the period shown.

Income Taxes

The Company adopted ASC 740, Income Taxes, at its inception. Under ASC 740, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets, including tax loss and credit carryforwards, and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Deferred income tax expense represents the change during the period in the deferred tax assets and deferred tax liabilities. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on their characteristics. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. No deferred tax assets or liabilities were recognized as of February 28, 2013.

Advertising

The Company will expense advertising as incurred. The advertising since inception has been zero.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Revenue and Cost Recognition

The Company has no current source of revenue; therefore the Company has not yet adopted any policy regarding the recognition of revenue or cost.

Related Parties

Related parties, which can be a corporation, individual, investor or another entity are considered to be related if the party has the ability, directly or indirectly, to control the other party or exercise significant influence over the Company in making financial and operating decisions. Companies are also considered to be related if they are subject to common control or common significant influence. The Company has these relationships.

Property

The Company does not own any real estate or other properties. The Company's office is located at the CEO's house at 108 Flying Mist Isle, Foster City, CA 94404.

Recently Issued Accounting Pronouncements

The Company has adopted all recently issued accounting pronouncements. The adoption of the accounting pronouncements, including those not yet effective, is not anticipated to have a material effect on the financial position or results of operations of the Company.

NOTE 2.	SUMMARY OF SIGNIFICANT ACCOUNTING PRACTICES

Accounting Basis

The Company is currently a development stage enterprise reporting under the provisions of FASB ASC 915, Development Stage Entity. These financial statements are prepared on the accrual basis of accounting in conformity with accounting principles generally accepted in the United States of America.

Cash and Cash Equivalents

Cash and cash equivalents are reported in the balance sheet at cost, which approximates fair value. For the purpose of the financial statements cash equivalents include all highly liquid investments with an original maturity of three months or less when purchased.

Earnings (Loss) per Share

The Company adopted FASB ASC 260, Earnings per Share. Basic earnings (loss) per share is calculated by dividing the Company's net income available to common shareholders by the weighted average number of common shares outstanding during the year. Diluted earnings (loss) per share is calculated by dividing the Company's net income (loss) available to common shareholders by the diluted weighted average number of shares outstanding during the year. The diluted weighted average number of shares outstanding is the basic weighted number of shares adjusted as of the first of the year for any potentially dilutive debt or equity. There were no diluted or potentially diluted shares outstanding for all periods presented.

Dividends

The Company has not adopted any policy regarding payment of dividends. No dividends have been paid during the periods shown, and none are contemplated in the near future.

Income Taxes

The Company adopted FASB ASC 740, Income Taxes, at its inception. Under FASB ASC 740, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets, including tax loss and credit carryforwards, and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Deferred income tax expense represents the change during the period in the deferred tax assets and deferred tax liabilities. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on their characteristics. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. No deferred tax assets or liabilities were recognized as of May 31, 2012 or 2011, respectively.

Advertising

The Company will expense advertising as incurred. The advertising since inception has been $0.00.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Revenue and Cost Recognition

The Company has no current source of revenue; therefore the Company has not yet adopted any policy regarding the recognition of revenue or cost.

Related Parties

Related parties, which can be a corporation, individual, investor or another entity are considered to be related if the party has the ability, directly or indirectly, to control the other party or exercise significant influence over the Company in making financial and operating decisions. Companies are also considered to be related if they are subject to common control or common significant influence. The Company has these relationships.

Property

The Company does not own any real estate or other properties. The Company's office is located 108 Flying Mist Isle, Foster City, CA 94404. Our contact number is 650-339-1077. The business office is located at the home of Ethelinda Corpuz, the CEO of the Company, at no charge to the Company. Such costs are immaterial to the financial statements and, accordingly, have not been reflected therein.

INCOME TAXES	9 Months Ended	12 Months Ended
	Feb. 28, 2013	May 31, 2012
INCOME TAXES [Abstract]
INCOME TAXES

NOTE 3.  INCOME TAXES

The Company provides for income taxes under ASC Topic 740 which requires the use of an asset and liability approach in accounting for income taxes. Deferred tax assets and liabilities are recorded based on the differences between the financial statement and tax bases of assets and liabilities and the tax rates in effect currently.

ASC Topic 740 requires the reduction of deferred tax assets by a valuation allowance if, based on the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized. In the Company's opinion, it is uncertain whether they will generate sufficient taxable income in the future to fully utilize the net deferred tax asset.

The Company utilizes the asset and liability method for financial reporting of income taxes. Deferred tax assets and liabilities are determined based on temporary differences between financial reporting and the tax basis of assets and liabilities, and are measured by applying enacted rates and laws to taxable years in which such differences are expected to be recovered or settled. Any changes in tax rates or laws are recognized in the period when such changes are enacted.

As of February 28, 2013, the Company has $7,669 in gross deferred tax assets resulting from net operating loss carry-forwards. A valuation allowance has been recorded to fully offset these deferred tax assets because the Company's management believes future realization of the related income tax benefits is uncertain. Accordingly, the net provision for income taxes is zero for the period May 11, 2011 (inception) to February 28, 2013. As of February 28, 2013, the Company has federal net operating loss carry forwards of approximately $19,665 available to offset future taxable income through 2033. The difference between the tax provision at the statutory federal income tax rate on February 28, 2013 and the tax provision attributable to loss before income taxes is as follows:

For the period
May 11, 2011
(date of inception)
through
February 28, 2013

Statutory federal income taxes	34.0%
State taxes, net of federal benefits	5.0%
Valuation allowance	-39.0%
Income tax rate	-

The Company has not been required to file income tax returns since the date of inception.

As of February 28, 2013, the Company had estimated net loss carry forwards of approximately $19,665 which expires through its tax year ending 2033. Utilization of these net operating loss carry forwards may be limited in accordance with IRC Section 382 in the event of certain shifts in ownership.

NOTE 3.	INCOME TAXES

The Company provides for income taxes under ASC Topic 740 which requires the use of an asset and liability approach in accounting for income taxes. Deferred tax assets and liabilities are recorded based on the differences between the financial statement and tax bases of assets and liabilities and the tax rates in effect currently.

ASC Topic 740 requires the reduction of deferred tax assets by a valuation allowance if, based on the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized. In the Company's opinion, it is uncertain whether they will generate sufficient taxable income in the future to fully utilize the net deferred tax asset. Therefore, the net deferred tax asset and income tax expense have been fully offset by a valuation allowance at May 31, 2012 and 2011, leaving a balance of $0 for both periods.

The Company has filed all income tax returns since inception.

At May 31, 2012, the Company had estimated net loss carry forwards of approximately $14,084, which expires through its tax year ending 2032. Utilization of the net operating loss carryforwards may be limited in accordance with IRC Section 382 in the event of certain shifts in ownership.

STOCKHOLDERS' EQUITY	9 Months Ended	12 Months Ended
	Feb. 28, 2013	May 31, 2012
STOCKHOLDERS' EQUITY [Abstract]
STOCKHOLDERS' EQUITY

NOTE 4.  STOCKHOLDERS' EQUITY

Preferred Stock

As of February 28, 2013, there are 20,000,000 Preferred Shares at $0.0001 par value authorized, none issued and outstanding.

Common Stock

On May 19, 2011, the Company issued 9,000,000 of its $0.0001 par value common stock for $8,100 cash and $900 in a stock subscription receivable to the founder of the Company. The issuance of the shares was made to the sole officer and director of the Company and an individual who is a sophisticated and accredited investor, therefore, the issuance was exempt from registration of the Securities Act of 1933 by reason of Section 4 (2) of that Act.

On May 1, 2012, the Company issued 350,000 of its $0.0001 par value common stock to shareholders for $3,500. The issuance of the shares was made to an individual who is a sophisticated and accredited investor, therefore, the issuance was exempt from registration of the Securities Act of 1933 by reason of Section 4 (2) of that Act.

On November 1, 2012, the Company issued 300,000 of its $0.0001 par value common stock to shareholders for $3,000. The issuance of the shares was made to an individual who is a sophisticated and accredited investor, therefore, the issuance was exempt from registration of the Securities Act of 1933 by reason of Section 4 (2) of that Act.

As of February 28, 2013, there are 9,650,000 common shares issued and outstanding.

NOTE 4.	STOCKHOLDERS' EQUITY

Common Stock

On May 11, 2011, the Company issued 9,000,000 of its $0.0001 par value common stock at $0.001 per share for $9,000 cash to the founder of the Company. The issuance of the shares was made to the sole officer and director of the Company and an individual who is a sophisticated and accredited investor, therefore, the issuance was exempt from registration of the Securities Act of 1933 by reason of Section 4 (2) of that Act.

On May 1, 2012, the Company issued 350,000 of its $0.0001 par value common stock at $0.01 per share for $3,500 cash to six (6) shareholders.  The issuance of the shares was made pursuit to the Company S1 registration statement.

On June 1, 2012, Mr. Marsh resigned and Ms. Ethelinda Corpuz became the Company's President, CEO and sole officer.  As part of Mr. Marsh's resignation, Ms. Corpuz acquired Mr. Marsh's shares in the Company.

There are 20,000,000 Preferred Shares at $0.0001 par value authorized with none issued or outstanding.  There are 480,000,000 Common Shares at $0.0001 par value authorized with 9,000,000 shares issued and outstanding May 31, 2012 and 2011, respectively.

RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Feb. 28, 2013	May 31, 2012
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 5.  RELATED PARTY TRANSACTIONS

As of February 28, 2013, the sole officer and sole director of the Company is involved in other business activities and may, in the future, become involved in other business opportunities that become available. He may face a conflict in selecting between the Company and other business interests. The Company has not formulated a policy for the resolution of such conflicts.

NOTE 5.	RELATED PARTY TRANSACTIONS

An officer and director of the Company is involved in business activities outside of the Company and may, in the future, become involved in other business opportunities that become available. They may face a conflict in selecting between the Company and other business interests. The Company has not formulated a policy for the resolution of such conflicts.

GOING CONCERN	9 Months Ended	12 Months Ended
	Feb. 28, 2013	May 31, 2012
GOING CONCERN [Abstract]
GOING CONCERN

NOTE 6.  GOING CONCERN

As of February 28, 2013, the accompanying financial statements have been presented on the basis that it is a going concern in the development stage, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.

For the period May 11, 2011 (date of inception) through February 28, 2013 the Company has had a net loss of $19,665 consisting of SEC audit and review fees, California state taxes, and incorporation fees for the Company to initiate its SEC reporting requirements.

As of February 28, 2013, the Company has not yet emerged from the development stage. In view of these matters, recoverability of any asset amounts shown in the accompanying unaudited financial statements is dependent upon the Company's ability to begin operations and to achieve a level of profitability. Since inception, the Company has financed its activities principally from the sale of equity securities. The Company intends on financing its future development activities and its working capital needs largely from loans and the sale of public equity securities with some additional funding from other traditional financing sources, including term notes, until such time that funds provided by operations are sufficient to fund working capital requirements.

NOTE 6.	GOING CONCERN

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. For the period May 11, 2011 (date of inception) through May 31, 2012 the Company has had a net loss of $14,084. As of May 31, 2012, the Company has not emerged from the development stage. In view of these matters, recoverability of any asset amounts shown in the accompanying financial statements is dependent upon the Company's ability to begin operations and to achieve a level of profitability. Since inception, the Company has financed its activities from the sale of equity securities. The Company intends on financing its future development activities and its working capital needs largely from loans and the sale of public equity securities with some additional funding from other traditional financing sources, including term notes, until such time that funds provided by operations, if ever, are sufficient to fund working capital requirements.

THE EFFECT OF RECENTLY ISSUED ACCOUNTING STANDARDS	12 Months Ended
May 31, 2012
THE EFFECT OF RECENTLY ISSUED ACCOUNTING STANDARDS [Abstract]
THE EFFECT OF RECENTLY ISSUED ACCOUNTING STANDARDS
NOTE 7.	THE EFFECT OF RECENTLY ISSUED ACCOUNTING STANDARDS

Below is a listing of the most recent accounting standards and their effect on the Company.

Recent Accounting Pronouncements

In April 2010, the FASB issued Accounting Standards Update 2010-02, Consolidation (Topic 810): Accounting and Reporting for Decreases in Ownership of a Subsidiary. This amendment to Topic 810 clarifies, but does not change, the scope of current US GAAP. It clarifies the decrease in ownership provisions of Subtopic 810-10 and removes the potential conflict between guidance in that Subtopic and asset derecognition and gain or loss recognition guidance that may exist in other US GAAP. An entity will be required to follow the amended guidance beginning in the period that it first adopts FAS 160 (now included in Subtopic 810-10). For those entities that have already adopted FAS 160, the amendments are effective at the beginning of the first interim or annual reporting period ending on or after December 15, 2009. The amendments should be applied retrospectively to the first period that an entity adopted FAS 160. The Company does not expect the provisions of ASU 2010-02 to have a material effect on the financial position, results of operations or cash flows of the Company.

In April 2010, the FASB issued Accounting Standards Update 2010-01, Equity (Topic 505): Accounting for Distributions to Shareholders with Components of Stock and Cash (A Consensus of the FASB Emerging Issues Task Force). This amendment to Topic 505 clarifies the stock portion of a distribution to shareholders that allows them to elect to receive cash or stock with a limit on the amount of cash that will be distributed is not a stock dividend for purposes of applying Topics 505 and 260. Effective for interim and annual periods ending on or after December 15, 2009, and would be applied on a retrospective basis. The Company does not expect the provisions of ASU 2010-01 to have a material effect on the financial position, results of operations or cash flows of the Company.

In December 2009, the FASB issued Accounting Standards Update 2009-17, Consolidations (Topic 810): Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities. This Accounting Standards Update amends the FASB Accounting Standards Codification for Statement 167. (See FAS 167 effective date below)

In December 2009, the FASB issued Accounting Standards Update 2009-16, Transfers and Servicing (Topic 860): Accounting for Transfers of Financial Assets. This Accounting Standards Update amends the FASB Accounting Standards Codification for Statement 166. (See FAS 166 effective date below)

In October 2009, the FASB issued Accounting Standards Update 2009-15, Accounting for Own-Share Lending Arrangements in Contemplation of Convertible Debt Issuance or Other Financing. This Accounting Standards Update amends the FASB Accounting Standard Codification for EITF 09-1. (See EITF 09-1 effective date below)

In October 2009, the FASB issued Accounting Standards Update 2009-14, Software (Topic 985): Certain Revenue Arrangements That Include Software Elements. This update changed the accounting model for revenue arrangements that include both tangible products and software elements. Effective prospectively for revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010. Early adoption is permitted. The Company does not expect the provisions of ASU 2009-14 to have a material effect on the financial position, results of operations or cash flows of the Company.

In October 2009, the FASB issued Accounting Standards Update 2009-13, Revenue Recognition (Topic 605): Multiple-Deliverable Revenue Arrangements. This update addressed the accounting for multiple-deliverable arrangements to enable vendors to account for products or services (deliverables) separately rather than a combined unit and will be separated in more circumstances that under existing US GAAP. This amendment has eliminated that residual method of allocation. Effective prospectively for revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010. Early adoption is permitted. The Company does not expect the provisions of ASU 2009-13 to have a material effect on the financial position, results of operations or cash flows of the Company.

In September 2009, the FASB issued Accounting Standards Update 2009-12, Fair Value Measurements and Disclosures (Topic 820): Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). This update provides amendments to Topic 820 for the fair value measurement of investments in certain entities that calculate net asset value per share (or its equivalent). It is effective for interim and annual periods ending after December 15, 2009. Early application is permitted in financial statements for earlier interim and annual periods that have not been issued. The Company does not expect the provisions of ASU 2009-12 to have a material effect on the financial position, results of operations or cash flows of the Company.

In June 2009, the FASB issued SFAS No. 168 (ASC Topic 105), "The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles - a replacement of FASB Statement No. 162" ("SFAS No. 168"). Under SFAS No. 168 the "FASB Accounting Standards Codification" ("Codification") became the source of authoritative US GAAP to be applied by nongovernmental entities, effective July 1, 2009. Rules and interpretive releases of the Securities and Exchange Commission ("SEC") under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. SFAS No. 168 was effective for financial statements issued for interim and annual periods ending after September 15, 2009. On the effective date, the Codification superseded all then-existing non-SEC accounting and reporting standards. All other non-grandfathered non-SEC accounting literature not included in the Codification became non-authoritative. SFAS No. 168 was effective for the Company's interim quarterly period beginning July 1, 2009. The Company does not expect the adoption of SFAS No. 168 to have an impact on the financial statements other than current references to GAAP.

In June 2009, the FASB issued SFAS No. 167 (ASC Topic 810), "Amendments to FASB Interpretation No. 46(R) ("SFAS 167"). SFAS 167 amends the consolidation guidance applicable to variable interest entities. The provisions of SFAS 167 significantly affect the overall consolidation analysis under FASB Interpretation No. 46(R). SFAS 167 is effective as of the beginning of the first fiscal year that begins after November 15, 2009. SFAS 167 was effective for the Company beginning in 2010. The Company does not expect the provisions of SFAS 167 to have a material effect on the financial position, results of operations or cash flows of the Company.

In June 2009, the FASB issued SFAS No. 166, (ASC Topic 860) "Accounting for Transfers of Financial Assets-an amendment of FASB Statement No. 140" ("SFAS 166"). The provisions of SFAS 166, in part, amend the derecognition guidance in FASB Statement No. 140, eliminate the exemption from consolidation for qualifying special-purpose entities and require additional disclosures. SFAS 166 is effective for financial asset transfers occurring after the beginning of an entity's first fiscal year that begins after November 15, 2009. The Company does not expect the provisions of SFAS 166 to have a material effect on the financial position, results of operations or cash flows of the Company.

CONCENTRATION OF RISKS	9 Months Ended	12 Months Ended
	Feb. 28, 2013	May 31, 2012
CONCENTRATIONS OF RISKS [Abstract]
CONCENTRATIONS OF RISKS

NOTE 7.  CONCENTRATION OF RISKS

Cash Balances

The Company maintains its cash in institutions insured by the Federal Deposit Insurance Corporation (FDIC). Accounts at each institution are insured up to $250,000. The Company had no deposits in excess of insured amounts as of February 28, 2013.

NOTE 8.	CONCENTRATIONS OF RISKS

Cash Balances

The Company maintains its cash in institutions insured by the Federal Deposit Insurance Corporation (FDIC). All other deposit accounts at FDIC-insured institutions were insured up to at least $250,000 per depositor until December 31, 2009. On April 1, 2010, FDIC deposit insurance for all deposit accounts, except for certain retirement accounts, returned to $100,000 per depositor. Insurance coverage for certain retirement accounts, which include all IRA deposit accounts, will remain at $250,000 per depositor. Our cash balance at May 31, 2012 was below the FDIC insurance threshold.

NOTE PAYABLE	9 Months Ended
Feb. 28, 2013
NOTE PAYABLE [Abstract]
NOTE PAYABLE	NOTE 8. NOTE PAYABLE On August 14, 2012, the company issued a note payable in the amount of $3,000 to an unrelated party. The note accrues interest at 5% and is due on demand.

SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Feb. 28, 2013	May 31, 2012
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS

NOTE 9.  SUBSEQUENT EVENTS

The Company has evaluated events and transactions that occurred subsequent to February 28, 2013 through April 11, 2013, the date the interim financial statements were available to be issued, for potential recognition or disclosure in the accompanying financial statements. Other than the disclosures above, the Company did not identify any events or transactions that should be recognized or disclosed in the accompanying financial statements.

NOTE 9.	SUBSEQUENT EVENTS
None. The Company has evaluated subsequent events through the date which the financial statements were available to be issued, and no such events have occurred.

SUMMARY OF SIGNIFICANT ACCOUNTING PRACTICES (Policy)	9 Months Ended
Feb. 28, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING PRACTICES [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying financial statements have been prepared in accordance with United States generally accepted accounting principles (US GAAP) for interim financial information and in accordance with professional standards promulgated by the Public Company Accounting Oversight Board (PCAOB). They reflect all adjustments which are, in the opinion of management, necessary for a fair presentation of the financial position and operating results for the three and nine months ended February 28, 2013, respectively along with the period May 11, 2011 (date of inception) to February 28, 2013.

These financial statements should be read in conjunction with the financial statements and notes thereto for the year ended May 31, 2012 included in the Company's 10-K. The financial data for the nine month period presented may not necessarily reflect the results to be anticipated for the complete year ended May 31, 2013.

Accounting Basis

Accounting Basis

The Company is currently a development stage company reporting under the provisions of Accounting Standards Codification ("ASC") 915, Development Stage Entity. These financial statements are prepared on the accrual basis of accounting in conformity with accounting principles generally accepted in the United States of America.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents are reported in the balance sheet at cost, which approximates fair value. For the purpose of the financial statements cash equivalents include all highly liquid investments with maturity of three months or less.

Fair Value of Financial Instruments	Fair Value of Financial Instruments The fair value of cash and cash equivalents and accounts payable approximates the carrying amount of these financial instruments due to their short maturity.
Earnings (Loss) per Share

Earnings (Loss) per Share

The Company adopted ASC 260, Earnings per Share. Basic earnings (loss) per share are calculated by dividing the Company's net income available to common shareholders by the weighted average number of common shares outstanding during the year. The diluted earnings (loss) per share are calculated by dividing the Company's net income (loss) available to common shareholders by the diluted weighted average number of shares outstanding for the period. The diluted weighted average number of shares outstanding is the basic weighted number of shares adjusted as of the first of the year for any potentially dilutive debt or equity. There are no diluted shares outstanding.

Dividends	Dividends The Company has not adopted any policy regarding payment of dividends. No dividends have been paid during the period shown.
Income Taxes

Income Taxes

The Company adopted ASC 740, Income Taxes, at its inception. Under ASC 740, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets, including tax loss and credit carryforwards, and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Deferred income tax expense represents the change during the period in the deferred tax assets and deferred tax liabilities. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on their characteristics. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. No deferred tax assets or liabilities were recognized as of February 28, 2013.

Advertising	Advertising The Company will expense advertising as incurred. The advertising since inception has been zero.
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Revenue and Cost Recognition	Revenue and Cost Recognition The Company has no current source of revenue; therefore the Company has not yet adopted any policy regarding the recognition of revenue or cost.
Related Parties

Related Parties

Related parties, which can be a corporation, individual, investor or another entity are considered to be related if the party has the ability, directly or indirectly, to control the other party or exercise significant influence over the Company in making financial and operating decisions. Companies are also considered to be related if they are subject to common control or common significant influence. The Company has these relationships.

Property	Property The Company does not own any real estate or other properties. The Company's office is located at the CEO's house at 108 Flying Mist Isle, Foster City, CA 94404.
Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

The Company has adopted all recently issued accounting pronouncements. The adoption of the accounting pronouncements, including those not yet effective, is not anticipated to have a material effect on the financial position or results of operations of the Company.

INCOME TAXES (Tables)	9 Months Ended
Feb. 28, 2013
INCOME TAXES [Abstract]
Schedule of Reconciliation of Income Tax Rate

The difference between the tax provision at the statutory federal income tax rate on February 28, 2013 and the tax provision attributable to loss before income taxes is as follows:

For the period
May 11, 2011
(date of inception)
through
February 28, 2013

Statutory federal income taxes	34.0%
State taxes, net of federal benefits	5.0%
Valuation allowance	-39.0%
Income tax rate	-

INCOME TAXES (Narrative) (Details) (USD $)	Feb. 28, 2013
INCOME TAXES [Abstract]
Deferred tax assets, gross	$ 7,669
Operating loss carryforwards, federal	$ 19,665

INCOME TAXES (Schedule of Reconciliation of Income Tax Rate) (Details)	22 Months Ended
Feb. 28, 2013
INCOME TAXES [Abstract]
Statutory federal income taxes	34.00%
State taxes, net of federal benefits	5.00%
Valuation allowance	(39.00%)
Income tax rate

STOCKHOLDERS' EQUITY (Details) (USD $)	1 Months Ended
	Nov. 30, 2012	May 31, 2012	May 31, 2011	Feb. 28, 2013	Nov. 01, 2012	May 01, 2012	May 10, 2011
STOCKHOLDERS' EQUITY [Abstract]
Preferred Stock, shares authorized		20,000,000	20,000,000	20,000,000
Preferred Stock, par value per share		$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, shares issued
Preferred Stock, shares outstanding
Stock issued for cash, shares	300,000	350,000	9,000,000
Stock issued for cash	$ 3,000	$ 3,500	$ 9,000
Common Stock, par value per share		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, shares issued		9,350,000	9,000,000	9,650,000
Common Stock, shares outstanding		9,350,000	9,000,000	9,650,000

GOING CONCERN (Details) (USD $)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended	13 Months Ended	22 Months Ended
	May 31, 2011	Feb. 28, 2013	Feb. 28, 2012	Feb. 28, 2013	Feb. 28, 2012	May 31, 2012	May 31, 2012	Feb. 28, 2013
GOING CONCERN [Abstract]
Net Loss	$ (3,600)	$ (1,656)	$ (2,511)	$ (5,581)	$ (5,214)	$ (10,484)	$ (14,084)	$ (19,665)

NOTE PAYABLE (Details) (USD $)	1 Months Ended
	Aug. 31, 2012	Aug. 14, 2012
NOTE PAYABLE [Abstract]
Note payable		$ 3,000
Note payable, interest rate	5.00%